November 14, 2008



VIA EDGAR LINK
Securities and Exchange Commission
100 F St. NE
Washington, D.C. 20549

	Re:	First Symetra National Life Insurance Co of NY Separate
		 Account S (811-07949)

Dear Commissioners:

	On behalf of First Symetra National Life Insurance Company of NY and the First Symetra National Life Insurance Co of NY Separate Account S, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's semi annual report for the period ending June 30, 2008 has been transmitted to contract owners accordingly. Attached are copies of the cover letters that accompanied the semi annual report mailing.

	We incorporate by reference the following semi annual report for the underlying funds:


		Filer/Entity: American Century Variable Portfolios Inc. Registration No.: 811-05188
		CIK No.:  0000814680
		Accession No.:  0000814680-08-000044
		Date of Filing:  08/25/2008

		Filer/Entity:  Federated Insurance Series
		Registration No.:  811-08042
		CIK No.:  0000912577
		Accession No.:  0000912577-08-000003
		Date of Filing:  08/28/2008

		Filer/Entity: Financial Investors Variable Insurance Trust Registration No.: 811-21987
		CIK No.:  0001382990
		Accession No.:  0001382990-08-000009
		Date of Filing:  08/29/2008

		Filer/Entity:  ING Investors Trust
		Registration No.:  811-05629
		CIK No.:  0000837276
		Accession No.:  0001171520-08-000546
		Date of Filing:  08/29/2008

		Filer/Entity:  Pioneer Variable Contracts Trust
		Registration Statement:  811-08786
		CIK No.:  0000930709
		Accession No.:  0000078713-08-000061
		Date of Filing:  08/26/2008

		Filer/Entity:  Variable Insurance Product Fund II
		Registration No.:  811-05511
		CIK No.:  0000831016
		Accession No.:  0000024238-08-000042
		Date of Filing:  08/29/2008

		Filer/Entity:  Variable Insurance Products Fund V
		Registration No.:  811-05361
		CIK No.:  0000823535
		Accession No.:  0000880195-08-000170
		Date of Filing:  08/29/2008

		Filer/Entity:  Vanguard Variable Insurance Funds
		Registration No.:  811-05962
		CIK No.:  0000857490
		Accession No.:  0000932471-08-001708
		Date of Filing:  08/27/2008


If you have any questions regarding this filing, please contact me at
(425) 256- 5026.

					Sincerely,

					/s/Michael Murphy
					Michael Murphy
					AVP - Compliance
					Symetra Life Insurance Company

RE:  Have you changed your e-mail address?

Dear Valued Customer:

We have attempted three times to notify you by e-mail that you have a new compliance document available for viewing, but each time the e-mail has been returned as undeliverable. This is a concern for us because the Securities and Exchange Commission (SEC) requires that we notify you when a new document is available for viewing.

To satisfy SEC requirements, we are enclosing the compliance document(s) for your Symetra Life Insurance Company variable annuity and/or variable life contract with this mailing.

Please log in to your account and update your e-mail address immediately so that we can continue to provide you with the convenience of electronic delivery, or:

1.  Log on to www.symetra.com.
2.  Select the "Performance & Prospectus" tab.
3.  Select the type of product you own.
4. From the drop-down box next to the name of the product(s) you own, select the type of document you wish to view.

New York Residents:

1.  Under "Individuals & Families" select the "New York Residents" link.
2.  Select the "Performance, Prospectus and Interest Rates" link.
3. From the drop-down box next to the name of the product(s) you own, select the type of document you wish to view.

Please Note: Because we are required by law to deliver certain documents to you, unless we receive a new e-mail address for you, we will have to return to sending you paper reports for all subsequent compliance mailings.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA.

Sincerely,


/s/ Randall H. Talbot

Randall H. Talbot
President
Symetra Financial ("Symetra")
Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York, New York, NY

August 2008

Dear Valued Customer:

Enclosed are Semi-Annual Reports which may include recent prospectus supplement updates for the underlying investment portfolios in which you were invested as of June 30, 2008 within the following Symetra contract:


As always, Symetra is committed to providing you with outstanding products and convenient services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA.

Sincerely,

/s/Randall H. Talbot

Randall H. Talbot
President
Symetra Financial ("Symetra") Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York, New York, NY

LPS-6578 7/08

August 2008



RE:  Your Symetra Regulatory Documents

Dear Valued Customer:

Thank you for choosing the convenience of online delivery. Click on the link below to view the annual reports and recent updates to your variable annuity or variable life products.

http://www.Newriver.Com/Symetra/xxxxxxxxx.pdf

As always, Symetra is committed to providing you with outstanding products and exceptional services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA or your registered representative.

/s/Randall H. Talbot

Randall H. Talbot
President
Symetra Financial ("Symetra")
Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York, New York, NY


The information contained in this message is confidential. If you are not the intended recipient, do not distribute or copy this communication. If you have received this communication in error, please notify Symetra immediately. Thank you for your cooperation

August 2008

To: Our Qualified Retirement Plan Sponsors

Enclosed are Semi-Annual Reports which may include recent prospectus supplement updates for the underlying investment portfolios within the following Symetra contract:



Prospectuses, Annual Reports or Semi-Annual Reports, and Statements of Additional Information are also available online by following these simple steps:

1.  Log on to www.symetra.com.
2.  Select the "Performance & Prospectus" tab.
3.  Select the type of product you own.
4. From the drop-down box next to the name of the product(s) you own, select the type of document you wish to view.

New York Residents:

1.  Under "Individuals & Families" select the "New York Residents" link.
2.  Select the "Performance, Prospectus and Interest Rates" link.
3. From the drop-down box next to the name of the product(s) you own, select the type of document you wish to view.

As always, Symetra is committed to providing you with outstanding products and convenient services. We thank you for your business and look forward to helping you and your plan participants meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA.

Sincerely,

/s/Randall H. Talbot

Randall H. Talbot
President
Symetra Financial ("Symetra") Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York, New York, NY

LPS-6580 7/08

August 2008

Dear Valued Customer:
Enclosed are Semi-Annual Reports which may include recent prospectus supplement updates for the underlying investment portfolios in which you were invested as of June 30, 2008 within the following Symetra contract:


Prospectuses, Annual Reports or Semi-Annual Reports, and Statements of Additional Information are also available online by following these simple steps:

1.  Log on to www.symetra.com.
2.  Select the "Performance & Prospectus" tab.
3.  Select the type of product you own.
4. From the drop-down box next to the name of the product(s) you own, select the type of document you wish to view.

New York Residents:

1.  Under "Individuals & Families" select the "New York Residents" link.
2.  Select the "Performance, Prospectus and Interest Rates" link.
3. From the drop-down box next to the name of the product(s) you own, select the type of document you wish to view.

As always, Symetra is committed to providing you with outstanding products and convenient services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA.

Sincerely,

/s/Randall H. Talbot

Randall H. Talbot
President
Symetra Financial ("Symetra") Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York, New York, NY Enclosure(s)
LPS-6577 7/08

August 2008

Dear Valued Customer:

Enclosed are Semi-Annual Reports which may include recent prospectus supplement updates for the underlying investment portfolios in which you were invested as of June 30, 2008 within your Symetra variable annuity and/or variable life insurance contract(s).

As always, Symetra is committed to providing you with outstanding products and convenient services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA.

Sincerely,
/s/Randall H. Talbot

Randall H. Talbot
President
Symetra Financial ("Symetra") Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York, New York, NY